PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
PROPERTY AND EQUIPMENT, NET
Electronic equipment and others	¥ 19,618		¥ 18,600		$ 2,763
Less: accumulated depreciation	(13,449)		(9,395)		(1,894)
Property and equipment, net	6,169		9,205		$ 869
Depreciation expense	¥ 4,065	$ 573	¥ 4,130	¥ 3,399